SHARE-BASED COMPENSATION (Details 3) - Mar. 31, 2015 - USD ($) $ / shares in Units, $ in Thousands	Total
Option outstanding
Number outstanding (in shares)	1,900,479
Aggregate intrinsic value	$ 49,054
Option exercisable
Number exercisable (in shares)	1,572,281
Aggregate intrinsic value	$ 40,228
$0.01
Information with respect to share options outstanding at the end of the period
Low end of range of exercise prices (in dollars per share)	$ 0.01
Option outstanding
Number outstanding (in shares)	120,842
Weighted average remaining contractual life in years	6 months 15 days
Weighted average Exercise price per option (in dollars per share)	$ 0.01
Aggregate intrinsic value	$ 3,919
Option exercisable
Number exercisable (in shares)	120,842
Weighted average Exercise price per option (in dollars per share)	$ 0.01
Aggregate intrinsic value	$ 3,919
$1.00-$2.00
Information with respect to share options outstanding at the end of the period
Low end of range of exercise prices (in dollars per share)	$ 1.00
High end of range of exercise prices (in dollars per share)	$ 2.00
Option outstanding
Number outstanding (in shares)	30,000
Weighted average remaining contractual life in years	1 year 9 months 22 days
Weighted average Exercise price per option (in dollars per share)	$ 1.33
Aggregate intrinsic value	$ 933
Option exercisable
Number exercisable (in shares)	30,000
Weighted average Exercise price per option (in dollars per share)	$ 1.33
Aggregate intrinsic value	$ 933
$5.13
Information with respect to share options outstanding at the end of the period
Low end of range of exercise prices (in dollars per share)	$ 5.13
Option outstanding
Number outstanding (in shares)	1,142,528
Weighted average remaining contractual life in years	7 years 10 months 17 days
Weighted average Exercise price per option (in dollars per share)	$ 5.13
Aggregate intrinsic value	$ 31,204
Option exercisable
Number exercisable (in shares)	972,585
Weighted average Exercise price per option (in dollars per share)	$ 5.13
Aggregate intrinsic value	$ 26,562
$6.00
Information with respect to share options outstanding at the end of the period
Low end of range of exercise prices (in dollars per share)	$ 6.00
Option outstanding
Number outstanding (in shares)	307,109
Weighted average remaining contractual life in years	8 years 6 months 7 days
Weighted average Exercise price per option (in dollars per share)	$ 6.00
Aggregate intrinsic value	$ 8,120
Option exercisable
Number exercisable (in shares)	148,854
Weighted average Exercise price per option (in dollars per share)	$ 6.00
Aggregate intrinsic value	$ 3,936
$16.18
Information with respect to share options outstanding at the end of the period
Low end of range of exercise prices (in dollars per share)	$ 16.18
Option outstanding
Number outstanding (in shares)	300,000
Weighted average remaining contractual life in years	9 years 4 months 2 days
Weighted average Exercise price per option (in dollars per share)	$ 16.18
Aggregate intrinsic value	$ 4,878
Option exercisable
Number exercisable (in shares)	300,000
Weighted average Exercise price per option (in dollars per share)	$ 16.18
Aggregate intrinsic value	$ 4,878